Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	232,770,000	232,770,000
Common shares, shares outstanding	211,207,000	215,784,000